Statements Of Financial Highlights		12 Months Ended
		Dec. 31, 2016 USD ($) $ / item	Dec. 31, 2015 USD ($) $ / item	Dec. 31, 2014 USD ($) $ / item
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(78.67)	(72.85)	(71.17)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		182.58	93.67	189.87
Net gains (losses) from U.S. Treasury notes	[1]	0.33	(0.80)	(0.09)
Net income from operations		104.24	20.02	118.61
Less: profit share allocated to Managing Owner				0.00
Net income after profit share allocation		104.24	20.02	118.61
Net asset value per unit, beginning of period | $		$ 1,091.87	$ 1,071.85	$ 953.24
Net asset value per unit, end of period | $		$ 1,196.11	$ 1,091.87	$ 1,071.85
RATIOS TO AVERAGE CAPITAL:
Net investment loss		(6.55%)	(6.75%)	(7.02%)
Total expenses		6.97%	6.96%	7.13%
Profit share allocation	[2]			0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		6.97%	6.96%	7.13%
Total return before profit share allocation		9.55%	1.87%	12.44%
Less: profit share allocation				0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		9.55%	1.87%	12.44%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(40.26)	(37.29)	(36.24)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		282.10	118.62	225.09
Net gains (losses) from U.S. Treasury notes	[1]	2.49	(1.12)	0.00
Net income from operations		244.33	80.21	188.85
Less: profit share allocated to Managing Owner		87.35	15.29	4.50
Net income after profit share allocation		156.98	64.92	184.35
Net asset value per unit, beginning of period | $		$ 1,365.30	$ 1,300.38	$ 1,116.03
Net asset value per unit, end of period | $		$ 1,522.28	$ 1,365.30	$ 1,300.38
RATIOS TO AVERAGE CAPITAL:
Net investment loss		(2.70%)	(2.80%)	(3.05%)
Total expenses		3.07%	3.02%	3.16%
Profit share allocation	[2]	5.86%	1.15%	0.38%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		8.93%	4.17%	3.54%
Total return before profit share allocation		17.36%	6.14%	16.90%
Less: profit share allocation		5.86%	1.15%	0.38%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		11.50%	4.99%	16.52%
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(36.53)	(34.37)	(33.89)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		234.99	119.82	230.46
Net gains (losses) from U.S. Treasury notes	[1]	0.30	(1.07)	(0.09)
Net income from operations		198.76	84.38	196.48
Less: profit share allocated to Managing Owner		37.29	16.10	7.25
Net income after profit share allocation		161.47	68.28	189.23
Net asset value per unit, beginning of period | $		$ 1,383.72	$ 1,315.44	$ 1,126.21
Net asset value per unit, end of period | $		$ 1,545.19	$ 1,383.72	$ 1,315.44
RATIOS TO AVERAGE CAPITAL:
Net investment loss		(2.40%)	(2.55%)	(2.77%)
Total expenses		2.82%	2.77%	2.88%
Profit share allocation	[2]	2.45%	1.19%	0.59%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		5.27%	3.96%	3.47%
Total return before profit share allocation		14.12%	6.38%	17.39%
Less: profit share allocation		2.45%	1.19%	0.59%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		11.67%	5.19%	16.80%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(6.17)	(7.97)	(9.99)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		270.12	133.77	251.11
Net gains (losses) from U.S. Treasury notes	[1]	0.35	(1.29)	(0.16)
Net income from operations		264.30	124.51	240.96
Less: profit share allocated to Managing Owner			0.00	0.00
Net income after profit share allocation		264.30	124.51	240.96
Net asset value per unit, beginning of period | $		$ 1,574.68	$ 1,450.17	$ 1,209.21
Net asset value per unit, end of period | $		$ 1,838.98	$ 1,574.68	$ 1,450.17
RATIOS TO AVERAGE CAPITAL:
Net investment loss		(0.34%)	(0.53%)	(0.75%)
Total expenses		0.76%	0.74%	0.86%
Profit share allocation	[2]		0.00%	0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		0.76%	0.74%	0.86%
Total return before profit share allocation		16.78%	8.59%	19.93%
Less: profit share allocation			0.00%	0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		16.78%	8.59%	19.93%

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	The combination of a February 2016 redemption reducing the average capital for Series 2, along with crystallized fees on that redemption, contributed to a larger profit share allocation ratio for Series 2 compared to Series 3.